Advances from Federal Home Loan Bank and Other Borrowings - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Federal Home Loan Bank Advances and Other Borrowings [Line Items]
Advances from Federal Home Loan Bank of Chicago	$ 9,000,000	$ 13,000,000
Minimum, Interest rate of advances	1.69%
Maximum, Interest rate of advances	3.24%
Company's loan with unaffiliated third party, outstanding balance	1,300,000
Payment for full settlement of debt	900,000
Gain on extinguishment of debt	$ 400,000
Maximum
Schedule of Federal Home Loan Bank Advances and Other Borrowings [Line Items]
Term mortgage loans used to cover advances can be delinquent	90 days
Minimum
Schedule of Federal Home Loan Bank Advances and Other Borrowings [Line Items]
Percentage of advances that must be covered by mortgage loans on hand	167.00%